NYSE Euronext

Received SEC
JUL 15 2010
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

[redacted]

10013052

CERT NYS
001-14003

July 15,2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, OMEGA PROTEIN CORPORATION, Rights to Purchase Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 1, 2010.

Sincerely,

Ew